Average Annual Total Returns - Class K - BlackRock Systematic ESG Bond Fund	Sep. 28, 2020
BloombergBarclays [Member]
Average Annual Return:
1 Year	8.72%
Since Inception	2.64%
Class K Shares
Average Annual Return:
1 Year	9.44%
Since Inception	2.75%
Inception Date	Aug. 23, 2016
Class K Shares | After Taxes on Distributions
Average Annual Return:
1 Year	8.17%
Since Inception	1.64%
Inception Date	Aug. 23, 2016
Class K Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.57%
Since Inception	1.60%
Inception Date	Aug. 23, 2016